Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Naturalshrimp Incorporated [Member]
Sales	$ 97,943	$ 16,640	$ 186,004	$ 16,640	$ 33,765
Operating expenses:
General and administrative	1,481,195	1,527,699	4,256,819	5,182,358	49,956,514	2,472,238
Research and development	14,212	20,357	190,855	217,229	407,874	79,550
Facility operations	875,194	398,504	1,895,357	810,260	1,922,049	403,029
Depreciation	416,377	218,134	1,349,838	830,409	1,307,038	346,437
Amortization	367,500	367,500	1,102,500	514,000	881,500
Total operating expenses	3,154,478	2,532,194	8,795,369	7,554,256	54,474,975	3,301,254
Loss from operations	(3,056,535)	(2,515,554)	(8,609,365)	(7,537,616)	(54,441,210)	(3,301,254)
Other income (expense):
Interest expense	(593,331)	(80,991)	(1,674,994)	(228,190)
Interest expense - related parties	(6,250)		(9,772)
Amortization of debt discount	(843,494)	(340,000)	(5,019,883)	(576,364)	(2,616,364)	(47,273)
Financing costs		(1,393,000)		(1,502,953)	1,904,074	64,452
Change in fair value of derivative liability	17,738,000		811,000		(116,000)	(29,000)
Change in fair value of warrant liability	1,155,000	(137,000)	3,031,000	(137,000)	1,987,000
Change in fair value of restructured notes	(1,594,515)		(1,594,515)
Forgiveness of PPP loan				103,200	103,200
Gain on Vero Blue note settlement		500,000		500,000
Gain on extinguishment of debt	2,383,088		2,383,088		815,943
Legal Settlement		(29,400,000)		(29,400,000)	(29,400,000)
Loss due to fire	(6,262)		(869,379)
Total other income (expense)	18,232,236	(30,850,991)	(2,943,455)	(31,241,307)	(31,856,538)	(284,929)
Net income (loss) before income taxes	15,175,701	(33,366,545)	(11,552,820)	(38,778,923)	(86,297,748)	(3,586,183)
Provision for income taxes
Net income (loss)	15,175,701	(33,366,545)	(11,552,820)	(38,778,923)	(86,297,748)	(3,580,454)
Amortization of beneficial conversion feature on Preferred shares	(28,048)		(212,048)	(817,376)	(3,349,198)	(1,720,833)
Accretion on Preferred shares	(198,333)		(755,333)
Redemption and exchange of Series D Preferred shares				(5,792,947)	(5,792,947)
Dividends	(60,107)		(481,761)		(575,029)	(317,083)
Net loss available for common stockholders	$ 14,889,213	$ (33,366,545)	$ (13,001,961)	$ (45,389,246)	$ (96,352,755)	$ (5,920,870)
EARNINGS PER SHARE (Basic)	$ 0.02	$ (0.05)	$ (0.02)	$ (0.07)	$ (0.16)	$ (0.01)
EARNINGS PER SHARE (Diluted)	$ 0.01	$ (0.05)	$ (0.02)	$ (0.07)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic)	697,586,776	635,536,459	682,750,957	608,191,555	619,123,768	501,477,593
WEIGHTED AVERAGE SHARES OUTSTANDING (Diluted)	1,629,304,739	635,536,459	682,750,957	608,191,555